Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1. Organization
Business
The mission of Ginkgo Bioworks Holdings, Inc. (“Ginkgo Bioworks”, “New Ginkgo”, or the “Company”) is to make biology easier to engineer. The Company designs custom cells for customers across multiple markets. Since inception, the Company has devoted its efforts to improving its platform for programming cells to enable customers to leverage biology to create impactful products across a range of industries. The Company’s platform comprises (i) equipment, robotic automation, software, data pipelines and tools, and standard operating procedures for high throughput genetic engineering, fermentation, and analytics (referred to collectively as the “Foundry”), (ii) a library of proprietary genetic assets and associated performance data (referred to collectively as “Codebase”), and (iii) the Company’s team of expert users, developers and operators of the Foundry and Codebase.
On September 16, 2021, Soaring Eagle Acquisition Corp. (“SRNG”) consummated the merger transaction contemplated by the agreement and plan of merger, dated as of May 11, 2021, and amended on May 14, 2021 (the “Merger Agreement”), by and among SRNG, SEAC Merger Sub Inc., a Delaware corporation (“Merger Sub”), and Ginkgo Bioworks, Inc., a Delaware corporation (“Old Ginkgo”), whereby Merger Sub merged with and into Old Ginkgo, the separate corporate existence of Merger Sub ceased and Old Ginkgo survived the merger as a wholly owned subsidiary of SRNG (the “Business Combination”). In connection with the consummation of the Business Combination, SRNG changed its name to “Ginkgo Bioworks Holdings, Inc.” and, among other transactions contemplated by the Merger Agreement, the existing equity holders of Old Ginkgo exchanged their equity interests of Old Ginkgo for equity interests of New Ginkgo.
As a result of the Business Combination, the shares and corresponding capital amounts and loss per share related to Old Ginkgo’s outstanding convertible preferred stock and common stock prior to the Business Combination have been retroactively restated to reflect the Exchange Ratio established in the Merger Agreement. For additional information on the Business Combination, refer to Note 3 to these condensed consolidated financial statements.
Liquidity and Capital Resources
As of September 30, 2021, the Company had $1,739.1 million in cash and cash equivalents, inclusive of approximately $1,509.6 million received in net proceeds from the Business Combination. Prior to the Business Combination, the Company primarily financed its operations through proceeds from equity offerings, convertible note offerings, fees received for research and development services under license and collaboration arrangements, including upfront fees and fees received upon the achievement of milestones, fees received from Biosecurity product sales and services provided and government grants. These sources of liquidity have enabled the Company to expand the physical footprint and capacity of the Foundry and grow its personnel to expand capabilities and enter new markets.
The Company has incurred significant operating losses from inception through September 30, 2021, resulting in negative cash flows from operating activities and an accumulated deficit of $697.3 million as of September 30, 2021. The Company expects to continue to incur net losses into the foreseeable future. The Company’s ability to successfully transition to profitable operations is dependent upon achieving technical and commercial milestones under existing customer agreements, continuing to increase Foundry output while reducing the unit cost of that output, and expanding the number of engineered organisms under development with customers. The Company believes that its current cash and cash equivalents will provide adequate liquidity through at least one year from the date that these condensed consolidated financial statements are issued.

The Company’s future liquidity needs may vary materially from those currently planned and will depend on many factors, including the achievement of technical and commercial milestones under existing customer arrangements, the receipt of cash and equity from new customers and in connection with collaborative arrangements, the investments required to further scale the Foundry and Codebase, and the expenses needed to attract and retain personnel.
Risks and Uncertainties
The Company is subject to a number of risks including rapid technological change, regulatory change, technical feasibility, commercial viability, public perception of genetically modified organisms, uncertain market acceptance of products derived from engineered organisms, alternative means of production, data and cybersecurity breaches, and dependence on key vendors and personnel.
Impact of the
COVID-19
Pandemic
In March 2020, the World Health Organization declared the novel strain of coronavirus
(“COVID-19”)
outbreak as a global pandemic and the United States declared a national emergency as a result of
COVID-19.
Since then, extraordinary actions have been taken by authorities to contain and manage the outbreak and spread of
COVID-19
around the world.
Consistent with the actions taken by governmental authorities, the Company has taken steps to protect its workforce and support the community efforts. From approximately March 2020 to June 2020, the Company operated at a reduced capacity. The Company also restricted non-essential
travel and allowed most of its workforce in general and administration functions to perform their duties remotely. In June 2020, the Company resumed modified on-site
operations for its lab workers following the Center for Disease Control and Prevention’s guidance with facial covering requirements, rearranging facilities to follow social distancing protocols, performing active daily health checks, and undertaking regular and thorough disinfection of surfaces and tools.
The
COVID-19
pandemic caused some disruption in the Company’s operations and the Company experienced partial suspensions and delays in servicing certain customer contracts. However, the Company believes that the
COVID-19
pandemic did not have a material adverse impact to its financial position or results of operations.
The Company continues to monitor and assess the effects of the
COVID-19
pandemic on its business, financial condition, results of operations and cash flows.

1. Organization and Basis of Presentation
Business
The mission of Ginkgo Bioworks, Inc. (“Ginkgo Bioworks”, “Ginkgo”, or the “Company”) is to make biology easier to engineer. The Company designs custom cells for customers across multiple markets. Since inception, the Company has devoted its efforts to improving its platform for programming cells to enable customers to leverage biology to create impactful products across a range of industries. The Company’s platform comprises (i) equipment, robotic automation, software, data pipelines and tools, and standard operating procedures for high throughput genetic engineering, fermentation, and analytics (referred to collectively as the “Foundry”), (ii) a library of proprietary genetic assets and associated performance data (referred to collectively as “Codebase”), and (iii) the Company’s team of expert users, developers and operators of the Foundry and Codebase.
Reverse Recapitalization
On September 16, 2021, Soaring Eagle Acquisition Corp. (“SRNG”) consummated the merger transaction contemplated by the agreement and plan of merger, dated as of May 11, 2021, and amended on May 14, 2021 (the “Merger Agreement”), by and among SRNG, SEAC Merger Sub Inc., a Delaware corporation (“Merger Sub”), and Ginkgo Bioworks, Inc., a Delaware corporation (“Old Ginkgo”), whereby Merger Sub merged with and into Ginkgo, the separate corporate existence of Merger Sub ceased and Ginkgo survived the merger as a wholly owned subsidiary of SRNG (the “Business Combination”). In connection with the consummation of the Business Combination, SRNG changed its name to “Ginkgo Bioworks Holdings, Inc.” and, among other transactions contemplated by the Merger Agreement, the existing equity holders of Ginkgo exchanged their equity interests of Ginkgo Bioworks, Inc. for equity interests of Ginkgo Bioworks Holdings, Inc.
The Business Combination was accounted for as a reverse recapitalization, in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, SRNG was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Ginkgo issuing stock for the net assets of SRNG, accompanied by a recapitalization. Accordingly, all historical financial information presented in these consolidated financial statements represents the accounts of Ginkgo and its subsidiaries “as if” Ginkgo is the predecessor and legal successor to SRNG.
As a result of the Business Combination, the shares and corresponding capital amounts and loss per share related to Ginkgo’s outstanding convertible preferred stock and common stock prior to the Business Combination have been retroactively restated to reflect the exchange ratio of 49.080452 (“Exchange Ratio”) established in the Merger Agreement.
Liquidity and Capital Resources
As of December 31, 2020, the Company had $380.8 million in cash and cash equivalents. The Company’s sources of liquidity have been predominantly from proceeds from equity offerings, convertible note offerings, fees received for research and development services under license and collaboration arrangements, including those received on an upfront basis and upon accomplishment of milestones, fees received from Biosecurity product sales and services provided and government grants. These sources of liquidity have enabled the Company to expand the physical footprint and capacity of the Foundry and grow its personnel to expand capabilities and enter new markets.
The Company has incurred significant operating losses from inception through December 31, 2020, resulting in negative cash flows from operating activities and an accumulated deficit of $467.9 million as of December 31, 2020. The Company expects to continue to incur net losses into the foreseeable future. Successful transition to profitable operations is dependent upon achieving technical and commercial milestones under existing customer agreements, continuing to increase Foundry output while reducing the unit cost of that output, and expanding the number of engineered organisms under development with customers. The Company plans to continue to fund its losses from operations through future debt and equity financings, liquidation of equity holdings, and new customer and collaborative arrangements. The Company believes that its current cash and cash equivalents will provide adequate liquidity through one year from the date that these consolidated financial statements are issued.
The Company’s future liquidity needs may vary materially from those currently planned and will depend on many factors, including the achievement of technical and commercial milestones under existing customer arrangements, the receipt of cash and equity from new customers and in connection with collaborative arrangements, the investments required to further scale the Foundry and Codebase, and the expenses needed to attract and retain personnel.
Risks and Uncertainties
The Company is subject to a number of risks including rapid technological change, regulatory change, technical feasibility, commercial viability, public perception of genetically modified organisms, uncertain market acceptance of products derived from engineered organisms, alternative means of production, data and cybersecurity breaches, and dependence on key vendors and personnel.
Impact of the
COVID-19
Pandemic
In December 2019, an outbreak of a novel strain of coronavirus
(“COVID-19”)
originated in Wuhan, China, and has since spread globally. On March 11, 2020, the World Health Organization characterized
COVID-19
as a pandemic and, on March 13, 2020, the United States declared a national emergency with respect to
COVID-19.
Since then, extraordinary actions have been taken by authorities to contain and manage the outbreak and spread of
COVID-19
around the world.
Consistent with the actions taken by governmental authorities, the Company has taken steps to protect its workforce and support the community efforts. From approximately March 2020 to approximately June 2020, the Company operated at a reduced capacity. The Company also restricted non-essential
travel and allowed most of its workforce in general and administration functions to perform their duties remotely. In June 2020, the Company resumed modified on-site
operations for its lab workers following the Center for Disease Control and Prevention’s guidance with facial covering requirements, rearranging facilities to follow social distancing protocols, performing active daily health checks, and undertaking regular and thorough disinfection of surfaces and tools.
The
COVID-19
pandemic caused some disruption in the Company’s operations and the Company experienced partial suspensions and delays in servicing certain customer contracts. However, the Company believes that the
COVID-19
pandemic did not have a material adverse impact to its financial position or results of operations.
The Company continues to monitor and assess the effects of the
COVID-19
pandemic on its business, financial condition, results of operations and cash flows.